Federated Hermes Short Duration High Yield ETF
Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—69.2%
	Aerospace/Defense—1.1%
$ 150,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 148,965
150,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	144,364
	TOTAL	293,329
	Airlines—1.6%
291,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	287,134
150,000	Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	149,174
	TOTAL	436,308
	Automotive—4.3%
100,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	101,607
150,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	151,346
100,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	85,295
350,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	341,793
200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	190,546
33,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	32,136
250,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	251,498
	TOTAL	1,154,221
	Banking—0.5%
150,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	147,211
	Building Materials—2.0%
200,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	179,736
100,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	88,323
180,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	172,353
100,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	97,811
	TOTAL	538,223
	Cable Satellite—4.7%
150,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	146,747
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	176,819
200,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	179,968
200,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	198,526
200,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	190,018
200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	182,500
200,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	190,522
	TOTAL	1,265,100
	Chemicals—1.9%
150,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	142,202
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	191,936
200,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	188,000
	TOTAL	522,138
	Construction Machinery—0.7%
200,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	197,048
	Consumer Cyclical Services—2.4%
100,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	97,168
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	95,082
125,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	120,567
150,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	143,634

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical Services—continued
$ 200,000		The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	$ 197,680
		TOTAL	654,131
		Consumer Products—1.5%
25,000		Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	25,675
250,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	238,730
150,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	142,875
		TOTAL	407,280
		Diversified Manufacturing—2.2%
250,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	247,285
350,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	350,498
		TOTAL	597,783
		Finance Companies—2.1%
100,000	[1]	American Express Co., Sr. Unsecd. Note, 6.277% (SOFR +0.930%), 3/4/2025	100,125
175,000		Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	174,335
150,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	149,904
150,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	145,826
		TOTAL	570,190
		Food & Beverage—1.7%
250,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	248,088
100,000		Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	96,789
100,000		US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	101,388
		TOTAL	446,265
		Gaming—4.6%
100,000		Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	87,056
250,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	236,672
200,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	192,986
200,000		Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	198,849
150,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	140,437
150,000		Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	142,708
250,000		VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	248,914
		TOTAL	1,247,622
		Health Care—1.1%
150,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	124,875
175,000		Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	174,248
		TOTAL	299,123
		Independent Energy—4.9%
100,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	98,622
100,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	100,089
150,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	148,526
125,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	122,534
150,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	148,500
150,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	145,097
250,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	246,041
75,000		Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	75,294
250,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	246,733
		TOTAL	1,331,436
		Industrial - Other—0.5%
150,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	125,849
		Insurance - P&C—4.9%
282,890		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.75% PIK, 1/15/2027	278,647

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$ 200,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	$ 199,514
300,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	298,428
260,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	231,492
300,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	297,738
	TOTAL	1,305,819
	Leisure—1.6%
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	166,351
125,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	118,438
151,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	151,522
	TOTAL	436,311
	Lodging—1.6%
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	198,590
25,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	25,388
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	194,559
	TOTAL	418,537
	Media Entertainment—2.4%
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	136,312
200,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	153,273
125,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	117,863
150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	126,375
100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	101,084
	TOTAL	634,907
	Midstream—5.2%
125,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	122,421
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	244,609
300,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	297,678
250,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	246,875
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	242,771
250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	246,742
	TOTAL	1,401,096
	Oil Field Services—2.8%
100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	99,085
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	290,061
250,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	248,480
110,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	109,379
	TOTAL	747,005
	Packaging—2.4%
225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	165,198
200,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	198,676
150,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	148,875
150,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	136,320
	TOTAL	649,069
	Paper—0.5%
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	142,375
	Pharmaceuticals—0.5%
225,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	125,235
	Retailers—1.1%
150,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	146,365
150,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	145,465
	TOTAL	291,830

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—5.4%
$ 200,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	$ 203,390
250,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	249,687
75,000		Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	67,877
200,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	189,052
175,000		Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	163,298
175,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.875%, 9/15/2027	165,660
100,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	58,982
75,000		NCR Atleos Escrow Corp., Sec. Fac. Bond, 144A, 9.500%, 4/1/2029	77,452
200,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	193,552
100,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	77,934
		TOTAL	1,446,884
		Transportation Services—2.4%
400,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	395,685
250,000		Watco Cos LLC/Finance Co, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	241,040
		TOTAL	636,725
		Utility - Electric—0.6%
150,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	148,864
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,061,785)	18,617,914
	[1]	FLOATING RATE LOANS—22.2%
		Airlines—0.8%
200,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 9.166% (SOFR CME +3.750%), 10/20/2027	204,176
		Automotive—0.4%
100,000		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 9.640% (SOFR CME +4.250%), 10/4/2028	98,250
		Building Materials—0.4%
100,000		Tecta America Corp., 2023 Term Loan B–1st Lien, 9.713% (SOFR CME +4.250%), 4/10/2028	99,953
		Chemicals—0.9%
92,019		Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4–1st Lien, 7.890% (SOFR CME +2.500%), 12/20/2029	92,163
149,625		Koppers, Inc., First Lien Term Loan B–1st Lien, 8.930%–9.930% (SOFR CME +3.500%), 4/10/2030	149,999
		TOTAL	242,162
		Consumer Cyclical Services—1.1%
200,000		Allied Universal Holdco, LLC, 2023 Term Loan B–1st Lien, 10.098% (SOFR CME +4.750%), 5/12/2028	197,250
99,750		Belron Finance US, LLC, 2023 Term Loan–1st Lien, 8.245% (SOFR CME +2.750%), 4/18/2029	99,850
		TOTAL	297,100
		Consumer Products—0.5%
148,129		BCPE Empire Holdings, Inc., 2023 Extended Term Loan–1st Lien, 10.098% (SOFR CME +4.750%), 12/11/2028	148,111
		Diversified Manufacturing—0.3%
83,486		Emrld Borrower LP, Term Loan B–1st Lien, 8.348% (SOFR CME +3.000%), 5/31/2030	83,523
		Gaming—1.7%
49,750		Caesars Entertainment Corp., Term Loan B–1st Lien, 8.698% (SOFR CME +3.250%), 2/6/2030	49,736
68,652		Century Casinos, Inc., 2022 Term Loan–1st Lien, 11.420% (SOFR CME +6.000%), 4/2/2029	65,777
246,875		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 9.658% (SOFR CME +4.000%), 11/1/2026	247,287
100,000		Ontario Gaming GTA LP, Term Loan B–1st Lien, 9.640% (SOFR CME +4.250%), 8/1/2030	100,188
		TOTAL	462,988
		Health Care—3.8%
175,000	[2]	Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, TBD, 2/15/2029	171,598
121,887		Curium BidCo S.a r.l., 2023 USD Term Loan B–1st Lien, 9.890% (SOFR CME +4.500%), 7/31/2029	121,582
99,750		Fortrea Holdings, Inc., Term Loan B–1st Lien, 9.098% (SOFR CME +3.750%), 7/1/2030	98,722
150,000		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B–1st Lien, 7.448%–7.538% (SOFR CME +2.000%), 11/15/2027	148,083
200,000		Medline Borrower LP, USD Term Loan B–1st Lien, 8.463% (SOFR CME +3.000%), 10/23/2028	199,974

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 150,000		MH Sub I, LLC, 2021 2nd Lien Term Loan–2nd Lien, 11.593% (SOFR CME +6.250%), 2/23/2029	$ 134,625
149,243		Parexel International Corp., 2021 1st Lien Term Loan–1st Lien, 8.593% (SOFR CME +3.250%), 11/15/2028	149,041
		TOTAL	1,023,625
		Industrial - Other—1.0%
97,370		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.963% (SOFR CME +3.500%), 10/21/2028	97,181
97,741		Fluid-Flow Products, Inc., Term Loan–1st Lien, 9.402% (SOFR CME +3.750%), 3/31/2028	97,333
87,141		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.948% (SOFR CME +4.500%), 4/5/2029	86,875
		TOTAL	281,389
		Insurance - P&C—2.4%
99,749		Asurion, LLC, 2023 Term Loan B11–1st Lien, 9.698% (SOFR CME +4.250%), 8/19/2028	98,004
99,250		Hub International Ltd., 2022 Term Loan B–1st Lien, 9.369% (SOFR CME +4.000%), 11/10/2029	99,508
100,000		Jones DesLauriers Insurance Management, Inc., 2023 Term Loan B–1st Lien, 9.624% (SOFR CME +4.250%), 3/15/2030	100,125
243,648		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 9.098% (SOFR CME +3.750%), 2/24/2028	243,830
99,000		USI, Inc., 2022 Incremental Term Loan–1st Lien, 9.140% (SOFR CME +3.750%), 11/22/2029	98,897
		TOTAL	640,364
		Leisure—0.4%
99,750		Carnival Corp., 2023 Term Loan B–1st Lien, 8.321% (SOFR CME +3.000%), 8/8/2027	99,085
		Lodging—0.5%
148,875		Four Seasons Hotels Ltd., 2023 Term Loan B–1st Lien, 7.948% (SOFR CME +2.500%), 11/30/2029	149,043
		Media Entertainment—0.8%
120,591		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 10.448% (SOFR CME +5.000%), 5/22/2026	120,716
98,750		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 9.640% (SOFR CME +4.250%), 6/24/2029	98,565
		TOTAL	219,281
		Oil Field Services—0.5%
124,062		ChampionX Corp., 2022 Term Loan B2–1st Lien, 8.202% (SOFR CME +2.750%), 6/7/2029	124,373
		Packaging—1.5%
207,017		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 9.213% (SOFR CME +3.750%), 12/1/2027	206,069
198,379		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.623% (SOFR CME +4.175%), 4/13/2029	196,705
		TOTAL	402,774
		Technology—5.2%
148,875		Central Parent, Inc., 2023 Term Loan B–1st Lien, 9.406% (SOFR CME +4.000%), 7/6/2029	148,902
147,966		Digi International, Inc., Term Loan B–1st Lien, 10.463% (SOFR CME +5.000%), 11/1/2028	147,966
97,108		Gainwell Acquisition Corp., Term Loan B–1st Lien, 9.490% (SOFR CME +4.000%), 10/1/2027	93,466
98,106		Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4–1st Lien, 9.463% (SOFR CME +4.000%), 12/1/2027	98,150
125,000		Marcel LUX IV S.a.r.l., 2023 USD Term Loan B–1st Lien, 9.830% (SOFR CME +4.500%), 11/7/2030	125,000
150,000	[2]	McAfee, LLC, 2022 USD Term Loan B–1st Lien, TBD, 3/1/2029	147,831
97,323		Nexus Buyer, LLC, Term Loan B–1st Lien, 9.198% (SOFR CME +3.750%), 11/9/2026	96,153
97,158		Open Text Corp., 2023 Term Loan B–1st Lien, 8.198% (SOFR CME +2.750%), 1/31/2030	97,255
100,000		Quartz Acquireco, LLC, Term Loan B–1st Lien, 8.848% (SOFR CME +3.500%), 6/28/2030	100,000
100,000		Renaissance Holding Corp., 2023 Refi Term Loan–1st Lien, 10.098% (SOFR CME +4.750%), 4/5/2030	99,761
100,000		Ultimate Software Group, Inc. (The), 2021 2nd Lien Term Loan–2nd Lien, 10.764% (SOFR CME +5.250%), 5/3/2027	99,938
147,199		VS Buyer, LLC, Term Loan B–1st Lien, 8.698% (SOFR CME +3.250%), 2/28/2027	146,831
		TOTAL	1,401,253
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $5,919,685)	5,977,450
		ASSET-BACKED SECURITIES—2.0%
		Automotive—0.7%
90,369		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	90,147
100,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	98,960
		TOTAL	189,107

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Finance Companies—1.3%
$ 44,038	DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	$ 43,796
150,000	Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	149,939
147,727	MMAF Equipment Finance LLC 2022-B, Class A2, 5.570%, 9/9/2025	147,362
	TOTAL	341,097
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $532,070)	530,204
	INVESTMENT COMPANIES—6.1%
51,943	Bank Loan Core Fund	452,423
1,197,898	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[3]	1,198,258
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,649,991)	1,650,681
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $27,163,531)	26,776,249
	OTHER ASSETS AND LIABILITIES - NET—0.5%[4]	127,796
	TOTAL NET ASSETS—100%	$26,904,045
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2023, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2023	$406,871	$2,575,116	$2,981,987
Purchases at Cost	$250,000	$8,667,190	$8,917,190
Proceeds from Sales	$(200,000)	$(10,044,232)	$(10,244,232)
Change in Unrealized Appreciation/Depreciation	$11,707	$153	$11,860
Net Realized Gain/(Loss)	$(16,155)	$31	$(16,124)
Value as of 11/30/2023	$452,423	$1,198,258	$1,650,681
Shares Held as of 11/30/2023	51,943	1,197,898	1,249,841
Dividend Income	$42,070	$74,584	$116,654

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at November 30, 2023 where the rate will be determined at time of settlement.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of mutual funds or non-exchange-traded investment companies are value based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and the calculation of the NAV. The Valuation Committee is also authorized to use of pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$18,617,914	$—	$18,617,914
Floating Rate Loans	148,083	5,829,367	—	5,977,450
Asset-Backed Securities	—	530,204	—	530,204
Investment Companies	1,650,681	—	—	1,650,681
TOTAL SECURITIES	$1,798,764	$24,977,485	$—	$26,776,249

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined